Bank Borrowings - Schedule of Outstanding Balances of Bank Borrowings (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Outstanding Balances of Bank Borrowings [Line Items]
Bank borrowings	$ 8,480,454	$ 1,080,327	$ 8,871,262
Standard Chartered Bank (Hong Kong) Limited [Member]
Schedule of Outstanding Balances of Bank Borrowings [Line Items]
Type	Government guaranteed SME loan
Maturity Date	Within 10 years or on demand
Currency	HK$	HK$
Weighted average interest rate	3.00%	3.00%	3.50%
Bank borrowings	$ 8,480,454	$ 1,080,327	$ 8,871,262